Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Summary of estimated useful lives of property and equipment

Useful life
Motor vehicles	4 years
Office equipment	3 years
Leasehold improvement	Over shorter of the lease term and the remaining useful life

Schedule of useful lives using the straight-line method,

Useful life
Software	5 to 10 years
Copyrights	10 years

Schedule of disaggregates revenue

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue by services line
Adult education supporting services	15,571,322	18,742,196	16,639,576	2,378,407
Safety technology training services	—	—	8,417,926	1,203,231
Online course services	—	—	414,055	59,184
Customized equipment	—	—	229,956	32,869
Total revenue	15,571,322	18,742,196	25,701,513	3,673,691

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Revenue by recognition method
Revenue recognized over time	15,571,322	18,742,196	25,287,458	3,614,507
Revenue recognized at a point in time	—	—	414,055	59,184
Total revenue	15,571,322	18,742,196	25,701,513	3,673,691